Schedule of Stock Options Valuation - November 29, 2011 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Stock Options Valuation - November 29, 2011 1	101.00%
Additional Paid-in Capital Schedule Of Stock Options Valuation - November 29, 2011 2	3.1
Additional Paid-in Capital Schedule Of Stock Options Valuation - November 29, 2011 3	0.40%
Additional Paid-in Capital Schedule Of Stock Options Valuation - November 29, 2011 4	$ 0